Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following tables provide additional information related to the options:

2018 Activity	Number of shares (in thousands)	Weighted average exercise price	Remaining weighted average contractual life in years	Intrinsic value (in millions)
Beginning balance	5,817	$12.66	4.6	$—
Granted	505	$12.00
Exercised	(35)	$7.11
Forfeited/expired	(547)	$15.22
Total outstanding	5,740	$12.39	3.7	$—
Options exercisable	4,850	$12.25	3.0	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted in 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Weighted average fair value	$5.62	$8.95	$3.85
Assumptions
Expected life (in years)	6.25	6.25	6.25
Volatility	44%	43%	40%
Dividend yield	—%	—%	—%
Risk free interest rate	2.74%	2.11%	1.40%

Nonvested Restricted Stock Shares Activity
Restricted stock generally vests over a three or four year period from the date of grant. The following table provides additional information related to our restricted stock:

2018 Activity	Restricted stock (shares in thousands)
Nonvested at beginning of year	292
Granted	63
Vested	(124)
Forfeited	(36)
Nonvested at the end of year	195
The following table provides additional information related to our restricted stock units:

2018 Activity	Restricted stock units (shares in thousands)
Nonvested at beginning of year	2,226
Granted	1,507
Vested	(856)
Forfeited	(422)
Nonvested at the end of year	2,455